Net Income (Loss) Per Share - Outstanding Dilutive Potential Shares Excluded from Calculation of Diluted Net Income (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive securities excluded from computation of EPS
Antidilutive securities excluded from the calculation of diluted net income (loss) per share	42,118,097	38,291,761
Stock options, performance stock options and shares subject to ESPP
Antidilutive securities excluded from computation of EPS
Antidilutive securities excluded from the calculation of diluted net income (loss) per share	29,274,841	24,083,222
Restricted stock units
Antidilutive securities excluded from computation of EPS
Antidilutive securities excluded from the calculation of diluted net income (loss) per share	901,104	2,266,387
2026 Convertible Notes | Shares issuable upon conversion of convertible notes
Antidilutive securities excluded from computation of EPS
Antidilutive securities excluded from the calculation of diluted net income (loss) per share	11,942,152	11,942,152